Warrants (Details) - $ / shares			1 Months Ended	9 Months Ended
	Oct. 05, 2023	Jul. 13, 2021	Jun. 30, 2023	Sep. 30, 2023	Aug. 22, 2023	Jun. 09, 2023	Jun. 08, 2023	Jun. 06, 2023	Feb. 28, 2023
Warrants
Number of warrants purchased		199,241		15,625					9,962
Exercise price (in dollars per share)		$ 100.00		$ 100.00
Underwriter Initial public offering price (in percentage)				125.00%
Term of warrants		5 years		5 years					5 years
Sale of stock exercise price		$ 0.65875							$ 13.175
Shares issued (in shares)		7,187,500
Maximum
Warrants
Exercise price (in dollars per share)				$ 0.6375
Over-Allotment Option
Warrants
Shares issued (in shares)	333,922
June Placement Agent Warrants
Warrants
Number of warrants purchased				140,000			140,000
Exercise price (in dollars per share)				$ 4.38			$ 4.375
Term of warrants						3 years
Pre-funded warrants
Warrants
Exercise price (in dollars per share)			$ 0.01	0.01
Shares issued (in shares)			1,901,000
Price per share (in dollars per share)			$ 3.49	$ 0.50				$ 3.49
Number of warrants sold				16,163,000
Underwriter Warrants
Warrants
Number of warrants purchased	16,696
Underwriter Warrants | Maximum
Warrants
Number of warrants purchased				843,150
Term of warrants				5 years
Commencement period for exercise of warrants, following the date of issuance				180 days
Series A warrants
Warrants
Exercise price (in dollars per share)						$ 3.25
Term of warrants						3 years
Series A-1 Warrants
Warrants
Number of warrants purchased			2,000,000	2,000,000
Exercise price (in dollars per share)				$ 3.25
Series A-2 Warrants
Warrants
Number of warrants purchased			2,000,000	2,000,000
Exercise price (in dollars per share)				$ 3.25
Consulting Agreement
Warrants
Number of warrants purchased									12,500
Sale of stock exercise price									$ 10.00
Reduce number of warrants					6,250